Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 28, 2023	Mar. 31, 2022	Dec. 31, 2022 CAD ($) Options Equity $ / shares shares	Dec. 31, 2021 CAD ($) Equity Options $ / shares	Dec. 31, 2020 Equity
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense			$ 5	$ 9
Number of options, Granted			0	0
Executive Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description of share-based payment arrangement			The options provide the holder the right to purchase MFC common shares at an exercise price equal to the higher of the prior day, prior five-day or prior ten-day average closing market price of the shares on the Toronto Stock Exchange on the date the options are granted.
Shares reserved for future issuance | shares			73,600,000
Executive Stock Option Plan [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option vesting period			4 years
Option expiration period			10 years
Deferred Share Units under ESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period			3 years
Number of common shares to be received on retirement or termination | shares			1
Number of shares outstanding | Equity			166,000	188,000
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense			$ 7	$ 6
Number of equity granted			30,000	34,000
Number of other equity instruments entitle holder to receive payment in cash | Options			977,000	840,000
Number of other equity entitle holder to receive payment in cash or common shares | Options			1,230,000	1,051,000
Number of other equity instruments entitle holder to receive payment in common shares | Equity			166,000	188,000
Number of equity granted under the member deferred share units under ESOP | Equity			116,000	101,000
Amount of the liability relating to equity			$ 53	$ 46
Deferred Share Units [Member] | Defer receipt of all or part of annual bonus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of equity granted			106,000	26,000
Deferred Share Units [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of equity issued | Equity			252,000	161,000
Number of shares outstanding | Equity			2,373,000	2,079,000	2,169,000
Fair value of equity granted | $ / shares			$ 24.15	$ 24.11
Deferred Share Units [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period			36 months
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense			$ 158	$ 135
Vesting period		36 months
Number of equity granted			8,600,000	6,800,000
Fair value of equity granted | $ / shares			$ 24.15	$ 24.11
Grant date			March 31 2022
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense			$ 23	$ 31
Vesting period	36 months
Number of equity granted			1,700,000	1,500,000
Grant date			March 31 2022
Restricted share units and performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Amount of the liability relating to equity			$ 388	$ 362